Summary of significant accounting policies, estimates and judgments - Disclosure of detailed information about hedging instruments (Detail) $ in Millions	Nov. 01, 2019 CAD ($)
Disclosure of detailed information about hedging instruments [line items]
Notional/Principal amount	$ 34,486
Interest rate contracts [member] | USD LIBOR [member]
Disclosure of detailed information about hedging instruments [line items]
Notional/Principal amount	26,709
Interest rate contracts [member] | EURO Interbank Offered Rate [member]
Disclosure of detailed information about hedging instruments [line items]
Notional/Principal amount	5,589
Interest rate contracts [member] | GBP LIBOR [member]
Disclosure of detailed information about hedging instruments [line items]
Notional/Principal amount	618
Non-derivative instruments [member] | USD LIBOR [member]
Disclosure of detailed information about hedging instruments [line items]
Notional/Principal amount	888
Non-derivative instruments [member] | GBP LIBOR [member]
Disclosure of detailed information about hedging instruments [line items]
Notional/Principal amount	$ 682